TASKER CAPITAL CORPORATION

                                                               February 10, 2005

VIA FACSIMILE (202-942-9531) AND EDGAR
Pamela A. Long
Assistant Director
United States Securities
 and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Dorine H. Miller


      Re:   Tasker Capital Corp.
            Registration Statement on Form S-2
            File No. 333-122383

Ladies and Gentlemen:

      Pursuant to Rule 461 of the General Rules and Regulations under the Securities Act of 1933, as amended (the "Act"), Tasker Capital Corp. (the "Company"), respectfully requests that the effective date of the Registration Statement referred to above be accelerated so that it will become effective at 9:30 am, Eastern Time, on Friday February 11, 2005, or as soon thereafter as possible.

      In addition, please note the following:

      o Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission form taking any action with respect to the filing;

      o The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

      o The company may not assert this action as defense in any proceeding initiated by the Commission or any person under federal securities laws of the United States.


                                        TASKER CAPITAL CORPORATION


                                        By: /s/ Robert Appleby
                                           -------------------------------------
                                           Name: Robert Appleby
                                           Title:   President